Revenue from Contract with Customers	6 Months Ended
Sep. 30, 2023
Revenue from Contract with Customers [abstract]
REVENUE FROM CONTRACT WITH CUSTOMERS

NOTE 3 — REVENUE FROM CONTRACT WITH CUSTOMERS

Revenue from contract with customers consist of the following for the six months ended September 30, 2023 and ended September 30, 2022:

Disaggregated revenue information	For the 6 months period ended September 30, 2023	For the 6 months period ended September 30, 2022
	(In USD)	(In USD)
Types services
Subscription Income	6,760,470	7,100,862
Carriage/Placement fees	2,548,959	1,635,824
Advertisement Income	244,074	827,517
Telemedicine service charges	-	-
Device activation fees	106,828	207,293

Total revenue from contract with customers	9,660,331	9,771,496

Timing of revenue recognition
Product transferred at point in time	-	-
Services transferred over time	9,660,331	9,771,496
	9,660,331	9,771,496

Contract balances:

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers:

	For the 6 months period ended September 30, 2023	For the 6 months period ended September 30, 2022
	(US$)	(US$)
Receivables, which are included in ‘trade receivables	$3,344,995	$2,549,041
Receivables, acquired in a business combination	—	—

Performance obligations:

Revenue is measured based on the consideration specified in a contract with a customer. The Company recognizes revenue when it transfers control over a good or service to a customer.